SCHEDULE OF FINANCIAL INSTRUMENTS HELD AT FAIR VALUE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Investments, All Other Investments [Abstract]
Equity securities listed in Hong Kong	$ 218	$ 1,692	$ 1,254